Supplementary cash flow disclosure	12 Months Ended
Dec. 31, 2023
Cash Flow Statement [Abstract]
Supplementary cash flow disclosure
23. Supplementary cash flow disclosure

	2023	2022
	$	$
Changes in non-cash working capital items:
Trade and other receivables	(25,085)	(19,714)
Inventory	(746)	(840)
Prepaid expenses	(1,180)	(3,771)
Contract assets	(1,263)	(1,769)
Trade and other payables	15,432	24,266
Other current and non-current liabilities	428	(9,053)
	(12,414)	(10,881)